Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Finance Receivable and Vehicles and Equipment on Operating Leases USD ($)	Mar. 31, 2013 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2012 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)	Mar. 31, 2011 Finance Receivable and Vehicles and Equipment on Operating Leases JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	$ 1,478	¥ 139,029	¥ 132,228	$ 1,493	¥ 140,363	¥ 167,615	¥ 232,479
Provision for credit losses, net of reversal				272	25,622	3,780	2,334
Charge-offs				(603)	(56,701)	(51,578)	(86,115)
Recoveries				156	14,690	16,415	18,268
Other				246	23,075	4,131	649
Allowance for credit losses at end of year	$ 1,478	¥ 139,029	¥ 132,228	$ 1,564	¥ 147,049	¥ 140,363	¥ 167,615